Subsequent Event	12 Months Ended
Dec. 31, 2014
Subsequent Event

13. Subsequent Events

The Company evaluated all events or transactions that occurred after the balance sheet date of December 31, 2014 through March 12, 2015.

Note Purchase Agreement

On January 12, 2015, the Company entered into a Note Purchase Agreement and Convertible Promissory Note with various persons and entities named within the agreement (“the Holders”) under which the Holders provided a $3,000,000 loan in the form of a convertible promissory note (“the Note”) to be used solely to fund the operations of the Company. The Note contains interest computed at a rate of 8%, compounded annually, with a maturity date of the earliest to occur of: (i) December 31, 2015, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default. Interest is due and payable on the maturity date. Prepayment of principal or interest is not allowed on the Note without the prior written consent of the holders. The Note is mandatorily convertible into such class of stock of the Company issued upon the completion of a qualified initial public offering or qualified financing, as defined in the agreement, in an amount equal to the total unpaid principal and interest divided by the price per share offered to the public in the qualified IPO or the price per share of the equity securities paid by other investors in a qualified financing.

Convertible Promissory Note

On January 20, 2015, in accordance with the Janssen license agreement described in Note 7, the Company entered into a Convertible Promissory Note with JJDC for $1,000,000. The note contains interest computed at a rate of 8% with a maturity date of the earliest to occur of: (i) May 31, 2016, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default. Interest is due and payable on the maturity date, with prepayment of principal or interest not allowed. The note will automatically convert into such class of shares of the Company issued upon the completion of a qualified equity financing at the lowest per share price offered in the round.

February 2015 Note Purchase Agreement

On February 11, 2015, the Company entered into a Note Purchase Agreement and Convertible Promissory Notes with entities named within the agreement (“the February 2015 Note Holders”) under which the February 2015 Note Holders provided totaling $1,000,000 loan in the form of convertible promissory notes. These Convertible Promissory Notes contain interest computed at a rate of 8%, compounded annually, with a maturity date of the earliest to occur of: (i) December 31, 2015, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default. Interest is due and payable on the maturity date. Prepayment of principal or interest is not allowed on the note without the prior written consent of the holders. The notes will automatically convert into such class of stock of the Company issued upon the completion of a qualified initial public offering or qualified financing, as defined in the agreement, in an amount equal to the total unpaid principal and interest divided by the price per share offered to the public in the qualified IPO or the price per share of the equity securities paid by other investors in a qualified financing.

Sponsored Research Agreement

On February 15, 2015, the Company entered into a Sponsored Research Agreement with Michigan under which the Company will sponsor up to $2,725,000 of research at Michigan over a three-year period. The Company will receive an non-exclusive right to any technology developed under the agreement and has an option right for an exclusive right to any such licenses developed under the agreement. The Sponsored Research Agreement allows for termination with notice at any time by the Company. In the event of termination by the Company prior to the second anniversary of the agreement, other than due to breach by Michigan, the Company will be required to pay costs budgeted through the second anniversary up to $2,000,000 of the sponsored research amount. Any costs incurred for the Sponsored Research Agreement will be expensed as incurred.

Michigan Amended License Agreement

On March 3, 2015, the Company and Michigan entered into an amendment to the Michigan license agreement which redefined a qualified financing as the first sale of the Company’s capital stock in which the Company receives certain gross proceeds from the financing. The sale of the Company’s common stock on March 6, 2015 as described below was a qualified financing.

Merger and Private Financing

On March 6, 2015, the Company, Zeta Acquisition Corp. III, a public shell company (“Zeta”), and Kura Operations, Inc., a wholly-owned subsidiary of Zeta (“Merger Sub”), entered into an Agreement and Plan of Merger dated March 6, 2015 (the “Merger Agreement”). Pursuant to the Merger Agreement, Merger Sub merged with and into the Company, with the Company remaining as the surviving entity and a wholly-owned operating subsidiary of Zeta (the “Merger”). At the effective time of the Merger (the “Effective Time”), the name of the Company was changed to Kura Operations, Inc. Immediately following the Effective Time, a newly organized wholly-owned subsidiary of Zeta named “Kura Oncology, Inc.” merged with and into Zeta, with the surviving entity named Kura Oncology, Inc. (“Parent”).

Pursuant to the terms of the Merger Agreement, at the Effective Time, each share of common stock of the Company outstanding immediately prior to the Effective Time was exchanged for one-half (0.5) of a share of common stock of Parent. Parent issued an aggregate of 14,508,177 shares of common stock upon such exchange of the issued shares of the Company common stock. In addition, at the Effective Time, Parent assumed the Company’s 2014 Plan. As of the Effective Time, there were no outstanding options to purchase shares of the Company common stock under the 2014 Plan.

Immediately prior to the Merger, on March 6, 2015, the Company sold to investors 16,561,396 shares of its common stock at a price of $3.16 per share for gross proceeds of $52,334,011 (the “New Money Financing”). The New Money Financing represented a qualified financing conversion event pursuant to the outstanding convertible promissory notes. As such, upon closing the New Money Financing, $7,500,000 in principal and $114,849 in accrued interest through February 28, 2015 automatically converted into 2,409,740 shares of the Company’s common stock.

The Company is considered the accounting acquirer in the Merger and will account for the transaction as a capital transaction because the Company’s stockholders received 100% of the voting rights in the combined entity and the Company’s senior management represents all of the senior management of the combined entity.

Zeta Acquisition Corp III
Subsequent Event	7. Subsequent Event Subsequent to year end, a stockholder advanced the Company $15,000. The note bears interest at 6% and is due on demand.